UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter
Ended:  	September 30, 2008

Check here if Amendment [ ]; Amendment
Number:
  This Amendment (Check only one.):	[ ] is a
restatement.
      [ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:		McLean Budden Ltd.
Address:		145 King Street West
		Suite 2525
		Toronto, Ontario, Canada, M5H1J8

Form 13F File Number:  28-06597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:		Grant Patterson
Title:		Chief Compliance Officer
Phone:		416-862-9800

Signature, Place, and Date of Signing:

		 Toronto, Ontario
November 13, 2008
	[Signature]	[City, State][Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all
holdings of this reporting manager are
reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings
reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a
portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this
Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number		Name

     28-

     [Repeat as necessary.]


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:
	188

Form 13F Information Table Value Total:
	17,178,566 (in Canadian $)
      (thousands)


List of Other Included Managers:	None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state
"NONE" and omit the column headings and list entries.]

No.	Form 13F File Number		Name

_____	28-

[Repeat as necessary.]

CHI99 3763896-1.014553.0011





MCLEAN BUDDEN LIMITED Form 13F INFORMATION TABLE :
September 30, 2008 COLUMN 1 COLUMN 2 COLUMN 3 COLUMN
4 COLUMN 5 COLUMN 6COLUMN 7 COLUMN 8 VALUE SHRS
OR SH/PUT/INVESTMEOTHER VOTING AUTHORITY NAME OF
ISSUER TITLE OF CLASCUSIP (x$1000) PRN AMT
PRNCALLDISCRETIMANAGERS SOLE SHAREDNONE ABB
LTD ADR (1 ORD SH000375204 8,186 398,100SH SOLE 398,100
AGRIUM INC COMMON 008916108 295,444 4,965,440SH SOLE
4,965,440 AIR LIQUIDE ADR (0.2 ORD)009126202 38,776
1,737,984SH SOLE 1,737,984 AKZO NOBEL V SP ADR (1 ORD010199305 3,595 71,100SH SOLE 71,100 ALCOA INC
COMMON 013817101 93,830 3,920,610SH SOLE 3,920,610 ALL
NIPPON AWYS ADR(2 ORD SHR016630303 2,407 321,400SH
SOLE 321,400 ANHEUSER BUSCH CCOMMON 035229103 1,100
16,000SH SOLE 16,000 APACHE CORP COMMON 037411105
172,051 1,556,650SH SOLE 1,556,650 ASAHI GLASS SP ADR (10
OR043393206 3,788 392,700SH SOLE 392,700 AVERY DENNISON
CCOMMON 053611109 73,440 1,557,760SH SOLE 1,557,760 BG
PLC ADR (5 ORDS) 055434203 49,140 512,300SH SOLE 512,300 BP
PLC ADR (6 ORDS) 055622104 79,293 1,491,160SH SOLE 1,491,160
BANK OF AMERICA COMMON 060505104 1,168 31,472SH SOLE
31,472 BANK OF MONTREALCOMMON 063671101 5,079
110,530SH SOLE 110,530 BANK OF NOVA SCOCOMMON
064149107 691,54314,407,154SH SOLE 14,407,154 BARRICK
GOLD CORCOMMON CAD 067901108 193,169 4,956,877SH SOLE
4,956,877 BECTON DICKINSONCOMMON 075887109 681
8,000SH SOLE 8,000 BOSTON SCIENTIFICOMMON 101137107
53,146 4,086,600SH SOLE 4,086,600 BRISTOL MYERS
SQCOMMON 110122108 1,507 68,200SH SOLE 68,200
BROOKFIELD ASSETCLASS A LTD V 112585104 254,029
8,854,279SH SOLE 8,854,279 CAE INC COMMON 124765108
27,430 3,227,000SH SOLE 3,227,000 CCL INDUSTRIES ICLASS B NON V 124900309 51,980 1,762,040SH SOLE 1,762,040 CVS
CAREMARK CORCOMMON 126650100 127,144 3,563,839SH
SOLE 3,563,839 CDN IMP BANK COMCOMMON 136069101
15,385 251,876SH SOLE 251,876 CDN NATL RAILWAYCOMMON 136375102 377,304 7,430,166SH SOLE 7,430,166 CDN NATURAL
RES COMMON 136385101 500,917 6,861,878SH SOLE 6,861,878
CDN TIRE CORP CLASS A NON V 136681202 36,662 748,200SH
SOLE 748,200 CANON INC ADR (1 ORD) 138006309 42,791
1,069,475SH SOLE 1,069,475 CATERPILLAR INC COMMON
149123101 67,841 1,073,950SH SOLE 1,073,950 CHEVRON CORP
COMMON 166764100 664 7,600SH SOLE 7,600 CHICAGO
BRIDGE &N Y REGISTRY 167250109 653 32,000SH SOLE 32,000
CITIGROUP INC COMMON 172967101 92,045 4,234,203SH SOLE 4,234,203 COACH INC COMMON 189754104 91,860 3,461,200SH
SOLE 3,461,200 COCA-COLA CO COMMON 191216100 1,931
34,450SH SOLE 34,450 COLGATE PALMOLIVCOMMON
194162103 138,566 1,735,030SH SOLE 1,735,030 COMPANHIA
VAL DOADR(1 ORD SHR 204412209 81,430 4,011,900SH SOLE
4,011,900 CORNING INCORPORCOMMON 219350105 1,258
75,900SH SOLE 75,900 CREDIT SUISSE GRSP ADR (0.25
225401108 6,463 126,300SH SOLE 126,300 CYMER INC COMMON
232572107 1,187 44,200SH SOLE 44,200 DOMTAR (CDA)
PAPEXCHANGEABLE 257557108 21,566 4,304,600SH SOLE
4,304,600 EMC CORP MASS COMMON 268648102 185 14,600SH
SOLE 14,600 E.ON AG ADR (0.3333 O 268780103 1,627 30,700SH
SOLE 30,700 EATON CORP COMMON 278058102 4,466 75,000SH
SOLE 75,000 ELECTRONIC ARTS COMMON 285512109 74,207 1,892,770SH SOLE 1,892,770 EMERSON ELEC CO COMMON
291011104 415 9,600SH SOLE 9,600 ENCANA
CORPORATICOMMON 292505104 872,86612,843,826SH SOLE
12,843,826 ERICSSON(LM) TELADR(10 SER B 294821608 58,882
5,891,200SH SOLE 5,891,200 FIRST QUANTUM MNCOMMON
335934105 124,243 3,106,073SH SOLE 3,106,073 FRANKLIN RES
INCCOMMON 354613101 1,742 18,650SH SOLE 18,650 GENERAL
ELECTRICCOMMON 369604103 117,068 4,331,440SH SOLE
4,331,440 GOLDCORP INC COMMON 380956409 247,713
7,401,035SH SOLE 7,401,035 HSBC HLDGS PLC SP ADR(5 ORD) 404280406 59,011 688,800SH SOLE 688,800 HEWLETT PACKARD
COMMON 428236103 114,967 2,345,792SH SOLE 2,345,792
HEXCEL CORP COMMON 428291108 2,177 150,000SH SOLE
150,000 HONEYWELL INTL ICOMMON 438516106 62,335
1,415,460SH SOLE 1,415,460 HOYA CORP ADR(1 ORD SHR
443251103 8,881 415,000SH SOLE 415,000 IAMGOLD CORP
COMMON 450913108 45,490 7,749,500SH SOLE 7,749,500
IMPERIAL OIL LTDCOMMON 453038408 33,865 742,990SH SOLE 742,990 INFOSYS TECHN LTADR(1 ORD SHR 456788108 26,264
743,900SH SOLE 743,900 INTEL CORP COMMON 458140100
114,665 5,776,030SH SOLE 5,776,030 INTL BUSINESS
MCCOMMON 459200101 2,482 20,020SH SOLE 20,020
INTERNATIONAL PACOMMON 460146103 971 35,000SH SOLE
35,000 JOHNSON & JOHNSOCOMMON 478160104 103,520
1,409,784SH SOLE 1,409,784 JOHNSON MATTHEY SP ADR
479142309 4,173 78,900SH SOLE 78,900 KIMBERLY CLARK MSP
ADR (5 ORD 494386204 395 18,300SH SOLE 18,300 KOHLS CORP
COMMON 500255104 90,466 1,852,290SH SOLE 1,852,290 KOREA
ELECTRIC PSP ADR (0.5 C 500631106 26,327 2,004,800SH SOLE
2,004,800 L OREAL CO ADR (0.2 ORD) 502117203 51,720
2,458,300SH SOLE 2,458,300 ESTEE LAUDER CO CLASS A
518439104 53,187 1,005,430SH SOLE 1,005,430 MEMC ELECTR
MATLCOMMON 552715104 49,454 1,651,070SH SOLE 1,651,070
MAGNA INTL INC CLASS A SUB V 559222401 333,311
6,095,663SH SOLE 6,095,663 MARTINREA INTL COMMON
573459104 539 88,700SH SOLE 88,700 MERCK & CO INC
COMMON 589331107 159,756 4,775,890SH SOLE 4,775,890
MICROSOFT CORP COMMON 594918104 216,166 7,641,410SH
SOLE 7,641,410 MITSUBISHI UFJ FADR( 1 ORD SH 606822104
8,448 912,000SH SOLE 912,000 MOTOROLA INC COMMON
620076109 43,142 5,700,810SH SOLE 5,700,810 NASDAQ OMX
GROUPCOMMON 631103108 75,041 2,316,010SH SOLE 2,316,010
NESTLE S A ADS (1 ORD SH 641069406 79,942 1,756,087SH SOLE
1,756,087 NIPPON TELEG & TSP ADR (0.005 654624105 1,477
61,900SH SOLE 61,900 NORTEL NETWORKS COMMON
656568508 83,38135,632,881SH SOLE 35,632,881 NORTHEAST
UTILS COMMON 664397106 82,241 3,025,090SH SOLE 3,025,090
OPEN TEXT CORP COMMON 683715106 37,969 1,075,300SH
SOLE 1,075,300 PEARSON PLC SP ADR (1 ORD 705015105 456
39,500SH SOLE 39,500 PEPSICO INC COMMON 713448108
107,139 1,418,325SH SOLE 1,418,325 PT
TELEKOMUNIKASADR(40 SER B 715684106 30,248 958,300SH
SOLE 958,300 PFIZER INC COMMON 717081103 89,945
4,602,052SH SOLE 4,602,052 PHILIP MORRIS INCOMMON
718172109 1,717 33,680SH SOLE 33,680 PRECISION
DRILLITRUST UNIT 740215108 1,404 80,200SH SOLE 80,200
PROCTER & GAMBLECOMMON 742718109 2,594 35,120SH
SOLE 35,120 PRUDENTIAL FINL COMMON 744320102 952
12,470SH SOLE 12,470 REED ELSEVIER N SPONS ADR 144
758204200 42,560 1,352,014SH SOLE 1,352,014 RESEARCH IN
MOTICOMMON 760975102 406,991 5,675,514SH SOLE 5,675,514
REXAM PLC SP ADR NEW200 761655406 1,020 27,500SH SOLE
27,500 RIO TINTO PLC ADR (4 ORD) 767204100 238 900SH SOLE
900 ROCHE HLDG LTD SP ADR (.01 O 771195104 95,356
1,163,870SH SOLE 1,163,870 ROGERS COMMUNICACLASS B
NON V 775109200 425,46912,325,300SH SOLE 12,325,300 ROYAL
BANK CDA COMMON 780087102 492,965 9,761,683SH SOLE
9,761,683 ROYAL BK SCOTLANADR 144 A 780097721 5,034
1,484,095SH SOLE 1,484,095 ROYAL DUTCH SHELADR(2 ORD
CL 780259206 250 4,000SH SOLE 4,000 SCHLUMBERGER
LTDCOMMON 806857108 150,558 1,819,040SH SOLE 1,819,040
SECOM LTD ADR (2 ORD) 813113206 267 3,000SH SOLE 3,000
SIEMENS A G SP ADR 826197501 55,014 552,830SH SOLE 552,830
SPECTRA ENERGY CCOMMON 847560109 49,387 1,957,820SH
SOLE 1,957,820 SUNCOR ENERGY INCOMMON 867229106 468,85310,655,758SH SOLE 10,655,758 SYSCO CORP COMMON
871829107 91,410 2,797,390SH SOLE 2,797,390 TAIWAN
SEMICONDUSP ADR(5 ORD) 874039100 33,021 3,324,992SH
SOLE 3,324,992 THOMSON REUTERS COMMON 884903105 431,62014,919,455SH SOLE 14,919,455 TIME WARNER INC
COMMON 887317105 123,923 8,918,380SH SOLE 8,918,380
TOMKINS PLC SP ADR (4 ORD 890030208 2,166 184,600SH SOLE 184,600 TORAY INDUSTRIESADR(10 ORDS) 890880206 6,761
134,300SH SOLE 134,300 TORONTO DOMINIONCOMMON
891160509 934,52514,583,716SH SOLE 14,583,716 TOYOTA MTR
CORP ADR (2 ORD) 892331307 85,856 944,100SH SOLE 944,100
UNILEVER N.V NY SHARES(1 O 904784709 1,015 34,000SH SOLE 34,000 UNITED TECHNOLOGCOMMON 913017109 115,985
1,822,020SH SOLE 1,822,020 UPM KYMMENE CORPSP ADR
915436109 573 35,100SH SOLE 35,100 VOLVO AKTIEBOLAGADR
(1 ORD) 928856400 6,874 712,700SH SOLE 712,700 WPP GROUP
PLC SP ADR(5 ORDS 929309409 50,027 1,161,400SH SOLE
1,161,400 WAL MART STORES COMMON 931142103 108,327
1,706,550SH SOLE 1,706,550 WELLS FARGO & COCOMMON
949746101 201,828 5,073,860SH SOLE 5,073,860 WYETH
COMMON 983024100 90,169 2,303,005SH SOLE 2,303,005 YAHOO
INC COMMON 984332106 616 33,600SH SOLE 33,600 PETRO-
CANADA COMMON 71644E102C 233,158 6,586,385SH SOLE
6,586,385 TALISMAN ENERGY COMMON 87425E103C
590,68839,326,791SH SOLE 39,326,791 AT&T INC COMMON
00206R102 181,886 6,146,372SH SOLE 6,146,372 ALTRIA GROUP
INCCOMMON 02209S103 477 22,700SH SOLE 22,700 BCE INC
COMMON 05534B760 1,616 44,041SH SOLE 44,041 BANCO
SANTAN CENADR (1 ORD) 05964H105 16,310 1,024,500SH SOLE
1,024,500 BARRICK GOLD CORCOMMON USD 067901108C 5,783 148,500SH SOLE 148,500 BULGARI SPA SP ADR (4
ORD12015P102 8,498 227,400SH SOLE 227,400 BURLINGTN
NRTHRNCOMMON 12189T104 725 7,400SH SOLE 7,400 CML
HEALTHCARE ITRUST UNIT 12582P105 191 13,900SH SOLE
13,900 CAMECO CORP COMMON 13321L108
462,11220,039,568SH SOLE 20,039,568 CDN PACIFIC
RAILCOMMON 13645T100 53,761 942,027SH SOLE 942,027
CARDINAL HEALTH COMMON 14149Y108 279 5,343SH SOLE
5,343 CISCO SYSTEMS INCOMMON 17275R102 164,743
6,889,730SH SOLE 6,889,730 DBS GROUP HLDGS SP ADR(4
ORD)23304Y100 11,456 233,200SH SOLE 233,200 DEVON
ENERGY CORCOMMON 25179M103 1,160 12,000SH SOLE 12,000
DIAGEO P L C SP ADR (4 ORD25243Q205 36,438 499,260SH SOLE 499,260 DOMTAR CORP COMMON 257559104U 2,021 405,000SH
SOLE 405,000 DUKE ENERGY CORPCOMMON 26441C105 366
19,800SH SOLE 19,800 EMBRAER-EMPRESA ADR(4 ORD
SHR29081M102 30,890 1,079,000SH SOLE 1,079,000 ENBRIDGE
INC COMMON 29250N105 85,653 2,175,040SH SOLE 2,175,040
EXELON CORP COMMON 30161N101 117,573 1,771,460SH SOLE
1,771,460 EXPERIAN PLC SPONSORED ADR30215C101 8,522 1,200,100SH SOLE 1,200,100 EXXON MOBIL CORPCOMMON
30231G102 1,302 15,815SH SOLE 15,815 FNX MINING COMMON
30253R101 4,006 355,800SH SOLE 355,800 FRANCE TELECOM SP
ADR (1 ORD35177Q105 49,626 1,671,600SH SOLE 1,671,600
FREEPORT-MCMORANCOMMON 35671D857 75,941 1,260,315SH
SOLE 1,260,315 GOLDMAN SACHS GRCOMMON 38141G104
110,293 812,970SH SOLE 812,970 GOOGLE INC CLASS A
38259P508 102,318 241,025SH SOLE 241,025 CGI GROUP INC
CLASS A SUB V39945C109 47,763 5,130,300SH SOLE 5,130,300
HENKEL AG & CO KGAA SPONSORE42550U109 292 9,000SH
SOLE 9,000 IAMGOLD CORP COMMON 450913108C 447
75,000SH SOLE 75,000 IVANHOE MINES COMMON 46579N103
951 147,400SH SOLE 147,400 JPMORGAN CHASE &COMMON
46625H100 2,000 40,400SH SOLE 40,400 KRAFT FOODS INC
CLASS A 50075N104 119,651 3,446,981SH SOLE 3,446,981 MDS
INC COMMON 55269P302 796 62,600SH SOLE 62,600 MAGNA
INTL INC CLASS A 559222401C 3,201 59,000SH SOLE 59,000
MANULIFE FINCL CCOMMON 56501R106 953,50224,908,618SH
SOLE 24,908,618 MOSAIC CO COMMON 61945A107 35,571
493,400SH SOLE 493,400 NEXEN INC COMMON 65334H102 914
37,020SH SOLE 37,020 NOMURA HLDGS INCSPONSORED
ADR65535H208 45,084 3,252,000SH SOLE 3,252,000 NOVARTIS
AG ADR (1 ORD CH66987V109 78,654 1,404,415SH SOLE
1,404,415 PACIFIC ENERGY RCOMMON 694228206U 348
870,784SH SOLE 870,784 POTASH CORP OF SCOMMON
73755L107 286,973 2,079,970SH SOLE 2,079,970 POTASH CORP
OF SCOMMON 73755L107C 5,625 40,200SH SOLE 40,200 RESIN
SYSTEMS COMMON 76111T102 678 1,130,000SH SOLE 1,130,000
STATOILHYDRO ASASP ADR(1 ORD 85771P102 4,851 192,300SH
SOLE 192,300 TMX GROUP INC COMMON 87261X108 129,462 4,464,200SH SOLE 4,464,200 TELUS CORP COMMON 87971M103
128,430 3,304,083SH SOLE 3,304,083 3M COMPANY COMMON
88579Y101 101,410 1,400,650SH SOLE 1,400,650 TIM HORTONS
INC COMMON 88706M103U 6,554 211,225SH SOLE 211,225
TRANSALTA CORP COMMON 89346D107 34,712 1,213,700SH
SOLE 1,213,700 TRANSCANADA CORPCOMMON 89353D107
229,556 6,014,055SH SOLE 6,014,055 TRANSCANADA
CORPCOMMON 89353D107C 1,169 30,500SH SOLE 30,500
ULTRA PETE CORP COMMON 903914109C 102,159 1,741,700SH
SOLE 1,741,700 VERIZON COMMUNICCOMMON 92343V104
93,690 2,754,606SH SOLE 2,754,606 VIACOM INC CLASS B
92553P201 93,320 3,544,516SH SOLE 3,544,516 VODAFONE GRP
PLCADR(10 ORDS) 92857W209 35,184 1,502,060SH SOLE
1,502,060 WAL MART DE MEXISP ADR(10 SHS93114W107
56,758 1,582,000SH SOLE 1,582,000 ZIMMER HOLDINGS
COMMON 98956P102 102,561 1,498,835SH SOLE 1,498,835
DEUTSCHE BANK AGORD D18190898 49,098 636,400SH SOLE
636,400 COVIDIEN LTD COMMON G2552X108 1,211 21,250SH
SOLE 21,250 TRANSOCEAN INC COMMON G90073100 93,732
805,124SH SOLE 805,124 TYCO INTL LTD COMMON G9143X208
50,022 1,347,657SH SOLE 1,347,657 TYCO ELEC LTD COMMON
G9144P105 618 21,075SH SOLE 21,075 ACE LIMITED COMMON H0023R105 631 11,000SH SOLE 11,000 CHECK POINT
SOFTORDINARY M22465104 28,457 1,180,700SH SOLE 1,180,700






CHI99 3763896-1.014553.0011
CHI99 3763896-1.014553.0011